Income Tax	12 Months Ended
Mar. 31, 2019
Income Tax
Income Tax

12. Income Tax

For the years ended March 31, 2017, 2018 and 2019, income tax expense were RMB15,242,611,  RMB15,843,236 and RMB10,412,749, respectively.

Under the Law of the People’s Republic of China on Enterprise Income Tax ("EIT Law"), the Group’s subsidiaries and VIE in the PRC are subject to statutory rate of 25%.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group has no deferred tax liabilities. The Group’s deferred tax assets were as follows:

	As of March 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	22,362,012	28,473,273
Write-off of inventory	16,479,704	26,469,677
Provision for allowance of doubtful accounts	4,973,336	201,716
Advertising fees	4,731,516	1,522,217
Other deductible expenses	—	2,794,707

Total deferred tax assets	48,546,568	59,461,590
Valuation allowance on deferred tax assets	(48,546,568)	(59,461,590)

Net deferred tax assets	—	—

As of March 31, 2019, tax loss carry forwards amounted to RMB96,542,775 of which nil,  nil,  RMB5,321,480,  RMB40,252,744 and RMB50,968,551 will expire in 2020, 2021, 2022, 2023 and 2024, respectively. The Group operates its business through its subsidiaries and VIE. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries/VIE may not be used to offset other subsidiaries’/VIE’s earnings within the Group.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided full valuation allowance for the deferred tax assets as of March 31, 2018 and 2019, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not.

Movement of the valuation allowance is as follows:

RMB
Balance as of March 31, 2017	(19,470,947)
Addition	(29,075,621)
Balance as of March 31, 2018	(48,546,568)
Addition	(10,915,022)
Balance as of March 31, 2019	(59,461,590)

Aggregate accumulated deficit of the Company’s VIE/subsidiaries located in the PRC was approximately RMB60,423,016,  RMB181,186,071 and RMB181,993,086 as of March 31, 2017, 2018 and 2019, respectively.

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended March 31, 2017, 2018 and March 31, 2019 are as follows:

	For the years
	ended
	March 31,
	2017	2018	2019
Statutory income tax rate	25%	25%	25%
Expenses not deductible for tax purposes	(6)%	(5)%	(6)%
Valuation allowance	(83)%	(40)%	(15)%
Tax effect relating to forgiveness of payables(1)	—	—	(17)%
Others	(1)%	(2)%	(1)%

Effective tax rate	(65)%	(22)%	(14)%
(1)	Represents tax effect relating to waived payables due to Hangzhou Ruhnn. Forgiveness of payables is treated as taxable income under PRC tax regulations.